Insurance Business Result (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of types of insurance contracts [abstract]
Summary of Underwriting Income from Insurance Business
The following items are included in the account as of the indicated dates:

	12.31.25	12.31.24	12.31.23
Insurance revenue	602,365,118	495,238,443	274,382,591
Insurance service expense	(567,450,484)	(484,548,073)	(168,439,579)
Net expenses from reinsurance contracts held	25,903,605	10,396,047	(1,832,800)
Total	60,818,239	21,086,417	104,110,212